BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the amounts recognized for the assets acquired and liabilities assumed at the date of acquisition for the fiscal 2017 acquisitions:
5. BUSINESS ACQUISITIONS (continued):

	American Apparel	Other	Total
Assets acquired:
Trade accounts receivable	$—	$1,893	$1,893
Income taxes receivable	—	235	235
Inventories	11,052	7,235	18,287
Prepaid expenses, deposits and other current assets	—	4,100	4,100
Property, plant and equipment	1,527	3,011	4,538
Intangible assets (1)	67,400	2,958	70,358
	79,979	19,432	99,411
Liabilities assumed:
Accounts payable and accrued liabilities	—	(3,822)	(3,822)

Goodwill	18,562	5,525	24,087
Net assets acquired at fair value	$98,541	$21,135	$119,676
Cash consideration paid at closing, net of cash acquired	98,541	18,069	116,610
Settlement of pre-existing relationships	—	1,766	1,766
Balance due	—	1,300	1,300
	$98,541	$21,135	$119,676
(1) The intangible assets acquired relating to American Apparel are comprised of trademarks in the amount of $51.4 million which are not being amortized as they are considered to be indefinite life intangible assets, and customer relationships in the amount of $16.0 million which are being amortized on a straight line basis over their estimated useful lives of ten years. The intangible assets acquired relating to other acquisitions is comprised of customer relationships in the amount $3.0 million which are being amortized on a straight line basis over their estimated useful lives of fifteen years.
The following table summarizes the amounts recognized for the assets acquired and liabilities assumed at the date of acquisition for the fiscal 2016 acquisitions:

	Peds	Alstyle	Total
Assets acquired:
Trade accounts receivable	$11,821	$19,113	$30,934
Inventories	20,548	62,677	83,225
Prepaid expenses, deposits and other current assets	1,180	3,831	5,011
Property, plant and equipment	5,442	26,337	31,779
Intangible assets (1)	26,484	7,500	33,984
Deferred income taxes	1,380	—	1,380
	66,855	119,458	186,313
Liabilities assumed:
Accounts payable and accrued liabilities	(16,376)	(11,629)	(28,005)
Income taxes payable	(2,521)	—	(2,521)
Deferred income taxes	(4,069)	—	(4,069)
	(22,966)	(11,629)	(34,595)

Goodwill	7,980	1,649	9,629
Net assets acquired at fair value	$51,869	$109,478	$161,347
Cash consideration paid at closing, net of cash acquired	47,869	109,478	157,347
Balance due (paid in fiscal 2017)	4,000	—	4,000
	$51,869	$109,478	$161,347
(1) The intangible assets acquired relating to Peds are comprised of customer relationships in the amount of $9.7 million which are being amortized on a straight line basis over their estimated useful lives of fifteen years, trademarks in the amount of $16.3 million which are not being amortized as they are considered to be indefinite life intangible assets, and computer software in the amount of $0.5 million. The intangible assets acquired relating to Alstyle are comprised of customer relationships in the amount of $4.0 million which are being amortized on a straight line basis over their estimated useful lives of fifteen years, and trademarks in the amount of $3.5 million, which are being amortized over five years.